Fees Summary	May 12, 2026 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price for such offering is $2,342,000.
Narrative - Max Aggregate Offering Price	$ 2,342,000
Final Prospectus	true